                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS


-------------------------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT - NOV. 3, 2006*
-------------------------------------------------------------------------------


RiverSource(SM) funds (Oct. 30, 2006)                                  S-6500 N

FUNDS

RiverSource Absolute Return Currency and Income Fund
RiverSource Aggressive Growth Fund
RiverSource Balanced Fund
RiverSource California Tax-Exempt Fund
RiverSource Cash Management Fund
RiverSource Core Bond Fund
RiverSource Disciplined Equity Fund
RiverSource Disciplined International Equity Fund
RiverSource Disciplined Small and Mid Cap Equity Fund
RiverSource Disciplined Small Cap Value Fund
RiverSource Diversified Bond Fund
RiverSource Diversified Equity Income Fund
RiverSource Dividend Opportunity Fund
RiverSource Emerging Markets Bond Fund
RiverSource Emerging Markets Fund
RiverSource Equity Value Fund
RiverSource European Equity Fund
RiverSource Floating Rate Fund
RiverSource Fundamental Growth Fund
RiverSource Fundamental Value Fund
RiverSource Global Bond Fund
RiverSource Global Equity Fund
RiverSource Global Technology Fund
RiverSource Growth Fund
RiverSource High Yield Bond Fund
RiverSource Income Builder Basic Income Fund
RiverSource Income Builder Enhanced Income Fund
RiverSource Income Builder Moderate Income Fund
RiverSource Income Opportunities Fund
RiverSource Inflation Protected Securities Fund
RiverSource Intermediate Tax-Exempt Fund
RiverSource International Aggressive Growth Fund
RiverSource International Equity Fund
RiverSource International Opportunity Fund
RiverSource International Select Value Fund
RiverSource International Small Cap Fund
RiverSource Large Cap Equity Fund
RiverSource Large Cap Value Fund
RiverSource Limited Duration Bond Fund
RiverSource Massachusetts Tax-Exempt Fund
RiverSource Michigan Tax-Exempt Fund
RiverSource Mid Cap Growth Fund
RiverSource Mid Cap Value Fund
RiverSource Minnesota Tax-Exempt Fund
RiverSource New York Tax-Exempt Fund
RiverSource Ohio Tax-Exempt Fund
RiverSource Portfolio Builder Aggressive Fund
RiverSource Portfolio Builder Conservative Fund
RiverSource Portfolio Builder Moderate Aggressive Fund
RiverSource Portfolio Builder Moderate Conservative Fund
RiverSource Portfolio Builder Moderate Fund
RiverSource Portfolio Builder Total Equity Fund
RiverSource Precious Metals Fund
RiverSource Real Estate Fund
RiverSource Retirement Plus 2010 Fund
RiverSource Retirement Plus 2015 Fund
RiverSource Retirement Plus 2020 Fund
RiverSource Retirement Plus 2025 Fund
RiverSource Retirement Plus 2030 Fund
RiverSource Retirement Plus 2035 Fund
RiverSource Retirement Plus 2040 Fund
RiverSource Retirement Plus 2045 Fund
RiverSource S&P 500 Index Fund
RiverSource Select Value Fund
RiverSource Short Duration U.S. Government Fund
RiverSource Small Cap Advantage Fund
RiverSource Small Cap Equity Fund
RiverSource Small Cap Growth Fund
RiverSource Small Cap Value Fund
RiverSource Small Company Index Fund
RiverSource Strategic Allocation Fund
RiverSource Tax-Exempt Bond Fund
RiverSource Tax-Exempt High Income Fund
RiverSource Tax-Exempt Money Market Fund
RiverSource U.S. Government Mortgage Fund
RiverSource Value Fund

References to "Fund" throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.


S-6500-11 A (11/06)
*Valid until next update
Destroy Nov. 29, 2006

Effective Sept. 14, 2006, Table 3. Nonfundamental Policies, was revised as follows to delete the policy limiting investment in investment companies as a nonfundamental policy:

                      TABLE 3. NONFUNDAMENTAL POLICIES

The following are guidelines that may be changed by the Board at any time:

-----------------------------------------------------------------------------------------------------------------------------------
                             A         B         C       D          E         F      G           H           I        J        K
                                   ILLIQUID            MONEY
                          DEPOSIT    SECU-    MARGIN,  MARKET   INVESTING  FOREIGN   DEBT        TAX-       EQUITY   INVEST   DIVER-
                            ON      RITIES;   SELLING   SECU-   TO CONTROL  SECU-   SECU-       EXEMPT      SECU-     WHILE    SIFI-
            FUND          FUTURES   BULLION    SHORT   RITIES   OR MANAGE   RITIES  RITIES    SECURITIES    RITIES  BORROWING CATION
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return             A1        B2                            E1                                                 J1
Currency and Income
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth           A1        B2        C6       D1         E1     F1-15%    G9
------------------------------------------------------------------------------------------------------------------------------------
Balanced                    A1        B2        C3       D1         E1     F1-25%
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt       A1        B4        C5                                   G16      H1, H4, H6
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                       B1       See                                   G15
                                             Table 2
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                   A1        B2        C3       D1         E1     F1-15%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity          A1        B2        C6       D1         E1     F1-20%    G6
------------------------------------------------------------------------------------------------------------------------------------
Disciplined                 A1        B2        C8       D1         E1     F1-100%                                     J1
International Equity
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and       A1        B2        C8       D1         E1     F1-20%    G6                                J1
Mid Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small           A1        B2        C1       D1         E1     F1-20%    G6                                J1
Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond            A1        B2        C6       D1         E1     F1-15%
------------------------------------------------------------------------------------------------------------------------------------
Diversified                 A1        B2        C3       D1         E1     F1-25%    G11
Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity        A1        B2        C3       D1         E1     F1-25%    G4
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets            A1        B2        C1       D1         E1     F1-100%  G1, G7
------------------------------------------------------------------------------------------------------------------------------------
Emerging                    A1        B2        C1       D1         E1     F1-100%                                     J1
Markets Bond
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                A1        B2        C3       D1         E1     F1-25%    G12,
                                                                                     G14
------------------------------------------------------------------------------------------------------------------------------------
European Equity             A1        B2        C6                         F1-100%                                            K1, K2
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate               A1        B2        C1       D1         E1     F1-20%                                      J1
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth          A1        B2        C6       D1         E1     F1-15%    G7
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value           A1        B2        C1       D1                                                            J1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                 A1        B2        C1       D1         E1     F1-100%   G14
------------------------------------------------------------------------------------------------------------------------------------
Global Equity               A1        B2        C1       D1         E1     F1-100%   G1, G6
------------------------------------------------------------------------------------------------------------------------------------
Global Technology           A1        B2        C1       D1         E1     F1-100%   G1, G6
------------------------------------------------------------------------------------------------------------------------------------
Growth                      A1        B2        C6       D1         E1     F1-25%    G4
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond             A1        B2        C5       D1         E1     F1-25%                             I1
------------------------------------------------------------------------------------------------------------------------------------
Income Builder              A1        B2        C1       D1         E1                                                 J1
Basic Income*
------------------------------------------------------------------------------------------------------------------------------------
Income Builder              A1        B2        C1       D1         E1                                                 J1
Enhanced Income*
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder              A1        B2        C1       D1         E1                                                 J1
Moderate Income*
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities        A1        B2        C3       D1         E1     F1-25%
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected         A1        B2        C3                         F1-15%
Securities
------------------------------------------------------------------------------------------------------------------------------------
Intermediate                A1        B4        C2                                   G10      H2, H3, H5,     I2
Tax-Exempt                                                                                        H6
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                             A         B         C       D          E         F      G         H           I        J        K
                                   ILLIQUID            MONEY
                          DEPOSIT    SECU-    MARGIN,  MARKET   INVESTING  FOREIGN   DEBT      TAX-       EQUITY   INVEST   DIVER-
                            ON      RITIES;   SELLING   SECU-   TO CONTROL  SECU-   SECU-     EXEMPT      SECU-     WHILE    SIFI-
            FUND          FUTURES   BULLION    SHORT   RITIES   OR MANAGE   RITIES  RITIES  SECURITIES    RITIES  BORROWING CATION
----------------------------------------------------------------------------------------------------------------------------------
International               A1        B2        C1       D1                F1-100%
Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------------
International Equity        A1        B2        C1       D1                F1-100%
----------------------------------------------------------------------------------------------------------------------------------
International               A1        B2        C1       D1         E1     F3-100%
Opportunity
----------------------------------------------------------------------------------------------------------------------------------
International               A1        B2        C1       D1                F1-100%                                   J1
Select Value
---------------------------------------------------------------------------------------------------------------------------------
International               A1        B2        C1       D1                F1-100%
Small Cap
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            A1        B2        C6       D1         E1     F1-20%    G6
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             A1        B2        C1       D1         E1     F1-20%    G7
----------------------------------------------------------------------------------------------------------------------------------
Limited                     A1        B2        C3       D1         E1     F1-15%
Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts               A1        B4        C5                                   G16    H1, H4, H6
Tax-Exempt
----------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt         A1        B4        C5                                   G16    H1, H4, H6
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth              A1        B2        C1       D1         E1     F1-15%    G5
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               A1        B2        C3       D1         E1     F1-25%    G8
----------------------------------------------------------------------------------------------------------------------------------
Minnesota                   A1        B4        C5                                   G16    H1, H4, H6
Tax-Exemp
----------------------------------------------------------------------------------------------------------------------------------
New York                    A1        B4        C5                                   G16    H1, H4, H6
Tax-Exempt
----------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt             A1        B4        C5                                   G16    H1, H4, H6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           A1        B2        C6
Aggressive*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           A1        B2        C6
Conservative*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           A1        B2        C6
Moderate *
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           A1        B2        C6
Moderate Aggressive*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           A1        B2        C6
Moderate Conservative*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           A1        B2        C6
Total Equity*
----------------------------------------------------------------------------------------------------------------------------------
Precious Metals             A1    B2, B3        C6       D1         E1        F2    G6(i),
                                                                                     G17
----------------------------------------------------------------------------------------------------------------------------------
Real Estate                 A1        B2        C6                         F1-10%
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010*       A1        B2        C8       D1         E1                                               J1
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*       A1        B2        C8       D1         E1                                               J1
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*       A1        B2        C8       D1         E1                                               J1
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*       A1        B2        C8       D1         E1                                               J1
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*       A1        B2        C8       D1         E1                                               J1
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*       A1        B2        C8       D1         E1                                               J1
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*       A1        B2        C8       D1         E1                                               J1
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*       A1        B2        C8       D1         E1                                               J1
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               A1        B2        C3                                                                          K1, K2
----------------------------------------------------------------------------------------------------------------------------------
Select Value                A1        B2        C1       D1                F1-20%    G3
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                             A         B         C       D          E         F      G         H         I        J        K
                                   ILLIQUID            MONEY
                          DEPOSIT    SECU-    MARGIN,  MARKET   INVESTING  FOREIGN   DEBT      TAX-     EQUITY   INVEST   DIVER-
                            ON      RITIES;   SELLING   SECU-   TO CONTROL  SECU-   SECU-     EXEMPT    SECU-     WHILE    SIFI-
            FUND          FUTURES   BULLION    SHORT   RITIES   OR MANAGE   RITIES  RITIES  SECURITIES  RITIES  BORROWING CATION
--------------------------------------------------------------------------------------------------------------------------------
Short Duration              A1        B2        C7       D1         E1
U.S. Government
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         A1        B2        C1       D1
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity            A2        B2        C1       D1                F1-20%                                  J1
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth            A1        B2        C1       D1
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value             A1        B2        C1       D1                                                        J1     K1, K2
--------------------------------------------------------------------------------------------------------------------------------
Small Company Index         A1        B2        C4       D1         E1
--------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation        A1        B2        C3                  E1     F1-50%   G2, G9
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond             A1        B4        C2                                   G18        H2        I2
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                  A1        B4        C2                                            H2, H3
High Income
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                          B1(ii)
Money Market
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government             A1        B2        C7       D1         E1
Mortgage
--------------------------------------------------------------------------------------------------------------------------------
Value                       A1        B2        C1       D1                F1-25%    G13                           J1
--------------------------------------------------------------------------------------------------------------------------------

   * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

 (i) Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.

(ii) In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

A. DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS
     A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

     A2 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures other than for bona fide hedging purposes (within the meaning of the rules of the Commodities Futures Trading Commission).

B. ILLIQUID SECURITIES
     B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

     B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

     B3 - The fund may invest up to 10% of its total assets in gold and silver bullion, other precious metals, strategic metals and other metals occurring naturally with such metals and securities convertible into metals. The fund will invest only in metals and securities convertible into metals that are readily marketable.

     B4 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

C. MARGIN/SELLING SHORT
     C1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

     C2- The fund will not buy on margin or sell short, except that the fund may use derivative instruments.

     C3 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

     C4 - The fund will not buy on margin or sell short, except the fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

     C5 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

     C6 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

     C7 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

     C8 - The fund will not buy on margin or sell short, except in connection with derivative instruments.

D. MONEY MARKET SECURITIES
     D1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

E. INVESTING TO CONTROL OR MANAGE
     E1 -  The fund will not invest in a company to control or manage it.

F. FOREIGN SECURITIES
     F1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

     F2 - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

     F3 - The fund may invest its total assets, up to the amount shown, in foreign investments. Investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

G. DEBT SECURITIES
     G1 -  The fund may invest up to 20% of its net assets in bonds.

     G2 - The fund may invest up to 30% of its total assets in short-term debt securities rated in the top two grades or the equivalent.

     G3 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

     G4 - The fund may not purchase debt securities rated below investment grade.

     G5 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

     G6 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

     G7 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

     G8 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

     G9 - No more than 15% of the fund's total assets will be invested in below investment-grade debt securities.

     G10 - The fund may invest 20% of its net assets in bonds rated or considered below investment grade (less than BBB/Baa).

     G11 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

     G12 - The fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

     G13 - No more than 10% of the fund's assets will be held in debt securities rated BB/Ba or lower.

     G14 - The fund may not invest in debt securities rated lower than B
           (or in unrated bonds of comparable quality).

     G15 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

     G16 - No more than 10% of the fund's net assets will be held in inverse floaters.

     G17 - In the event economic, political or financial conditions adverse to gold or metals industries or the metals themselves occur, the fund temporarily may invest over 75% of its total assets in U.S. government securities or investment-grade short-term obligations (denominated either in foreign currencies or U.S. dollars).

     G18 - At least 75% of the fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's, S&P, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the fund's remaining investments may be in unrated bonds and other debt securities that, in the investment manager's opinion, are of investment grade quality. All industrial revenue bonds must be rated.

H. TAX-EXEMPT SECURITIES
     H1 - If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

     H2 - Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions, where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

     H3 - The fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

     H4 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.

     H5 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

     H6 - A portion of the fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the fund will limit its investments in these bonds to 20% of its net assets.

I. EQUITY SECURITIES
     I1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

     I2 - The fund will not invest in voting securities or securities of investment companies.

J. INVEST WHILE BORROWING
     J1 - The fund will not make additional investments while any borrowing remains outstanding.

K. DIVERSIFICATION
     K1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

     K2 - The fund will not invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

Effective Oct. 18, 2006, Table 27. Fund Officers, was revised as follows to add Jennifer D. Lammers as the Chief Compliance Officer:

                                                 TABLE 27. FUND OFFICERS
--------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS, AGE            POSITION HELD WITH FUNDS                    PRINCIPAL OCCUPATION
                                        AND LENGTH OF SERVICE                     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                        Treasurer since 2002        Vice President - Investment Accounting,
105 Ameriprise Financial Center                                   Ameriprise Financial, Inc., since 2002; Vice President-
Minneapolis, MN 55474                                             Finance, American Express Company, 2000-2002
Age 51
--------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                    Vice President since 2004   Executive Vice President - Equity and Fixed Income,
172 Ameriprise Financial Center                                   Ameriprise Financial, Inc. and RiverSource Investments,
Minneapolis, MN 55474                                             LLC since 2006; Vice President - Investments,
Age 42                                                            Ameriprise Certificate Company since 2003;
                                                                  Senior Vice President - Fixed Income, Ameriprise
                                                                  Financial, Inc., 2002-2006 and RiverSource Investments,
                                                                  LLC, 2004-2006; Managing Director, Zurich Global Assets,
                                                                  2001-2002
--------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                         Vice President,             President of Board Services Corporation
901 S. Marquette Ave.                 General Counsel, and
Minneapolis, MN 55402                 Secretary since 1978
Age 68
--------------------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers                   Chief Compliance Officer    U.S. Asset Management Chief Compliance Officer,
172 Ameriprise Financial Center       since 2006                  RiverSource Investments, LLC since 2006;
Minneapolis, MN 55474                                             Director - Mutual Funds, Voyageur Asset Management,
Age 45                                                            2003-2006; Director of Finance, Voyageur Asset
                                                                  Management, 2000-2003
--------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                        Anti-Money Laundering       Compliance Director and Anti-Money Laundering
2934 Ameriprise Financial Center      Officer since 2004          Officer, Ameriprise Financial, Inc., since 2004; Manager
Minneapolis, MN 55474                                             Anti-Money Laundering, Ameriprise Financial, Inc.,
Age 42                                                            2003-2004; Compliance Director and Bank Secrecy Act
                                                                  Officer, American Express Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------------------------------------------


The rest of this section remains the same.